Note 10 - Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of transaction with key management personnel [text block]
	Management fees	Investor relation fees	Consulting fees	Share-based payments	Total

Year ended March 31, 2025
Current and former directors, officers and companies controlled by them	$808,550	$-	$-	$634,830	$1,443,380

Year ended March 31, 2024
Current and former directors, officers and companies controlled by them	$754,542	$-	$-	$717,725	$1,472,267

Year ended March 31, 2023
Current and former directors, officers and companies controlled by them	$381,819	$66,530	$65,000	$804,016	$1,317,365

Disclosure of transactions between related parties [text block]
	March 31, 2025	March 31, 2024

Current and former directors, officers and companies controlled by them	$135,411	$86,980
Due from Rio Grande, a company related by virtue of a common officer	$68,825	$-